Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Summary of Contractual Maturities for Financial Liabilities on Undiscounted Basis
The following table summarizes the contractual maturities of the Company’s financial liabilities on an undiscounted basis:

	Years ending December 31,

	2022	2023	2024	2025 and later	Total

	$	$	$	$	$

Convertible senior notes¹	2,737	4,528	4,541	270,089	281,895

Credit and loan facilities¹	28,251	-	-	-	28,251

Accounts payable and accrued liabilities	7,347	-	-	-	7,347

Obligations under office leases¹	683	989	929	693	3,294

Other obligations¹	225	204	5,994	-	6,423

Total	39,243	5,721	11,464	270,782	327,210
¹Include principal and interest/finance charges.